Related Party Transactions - Additional Information (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2017 USD ($)	Oct. 31, 2017 GBP (£)	Sep. 30, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Research and development				$ 20,502,000		$ 10,165,000	$ 7,175,000
General and administrative				7,001,000		2,055,000	2,149,000
Consulting fees outstanding				$ 410,000		129,000
Restricted Stock Units
Related Party Transaction [Line Items]
Granted | shares				58,000	58,000
Minimum | Management Rights Letter
Related Party Transaction [Line Items]
Percentage of non controlling interest				5.00%
Syncona
Related Party Transaction [Line Items]
Professional fees				$ 1,200		23,000	52,000
Outstanding payables				1,300		0
University of Oxford and Related Entities
Related Party Transaction [Line Items]
Research and development				862.000		376,000	871,000
University of Oxford and Related Entities | Accrued Expenses
Related Party Transaction [Line Items]
Research and development				414,000		248,000
Freeline Therapeutics
Related Party Transaction [Line Items]
Outstanding payables				12,200		11,000
Research and development				11,000		30,000	0
The Wellcome Trust
Related Party Transaction [Line Items]
Outstanding payables				182,000		44,000
General and administrative				165,000		152,000	182,000
Oxford University Innovation Ltd | MacLaren Agreement
Related Party Transaction [Line Items]
Professional fees	$ 134,000	£ 99,000		$ 107,000		$ 150,000	$ 90,000
License agreement entered date				2013-11	2013-11
License agreement terminates date				2019-11	2019-11
Consulting fees outstanding				$ 8,000
Oxford University Innovation Ltd | MacLaren Agreement | Restricted Stock Units
Related Party Transaction [Line Items]
Granted | shares				58,000	58,000
Share-based compensation, award vesting period				4 years	4 years
Oxford University Innovation Ltd | Minimum | MacLaren Agreement
Related Party Transaction [Line Items]
Professional fees				$ 97,000	£ 72,000
Syncona Portfolio Limited | Initial Public Offering
Related Party Transaction [Line Items]
Issuance of ordinary shares, shares | shares			1,000,000
New Enterprise Associates | Initial Public Offering
Related Party Transaction [Line Items]
Issuance of ordinary shares, shares | shares			714,285